Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

April 30, 2020

XS1-QTLY-0620
1.967990.106

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMUNICATION SERVICES - 12.9%
Entertainment - 3.4%
Activision Blizzard, Inc.	543,548	$34,640,314
Netflix, Inc. (a)	193,424	81,209,066
Nintendo Co. Ltd.	12,000	4,955,092
Nintendo Co. Ltd. ADR	32,500	1,671,800
Roku, Inc. Class A (a)	78,555	9,523,223
Sea Ltd. ADR (a)	641,531	35,656,293
Take-Two Interactive Software, Inc. (a)	8,300	1,004,715
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,194,617	4,759,979
		173,420,482
Interactive Media & Services - 9.3%
Alphabet, Inc. Class A (a)	187,813	252,927,767
Facebook, Inc. Class A (a)	953,610	195,213,503
Match Group, Inc. (a)(e)	124,869	9,609,918
Snap, Inc. Class A (a)	40,600	714,966
Tencent Holdings Ltd.	463,800	24,381,705
Twitter, Inc. (a)	54,700	1,568,796
		484,416,655
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	106,938	9,389,156

TOTAL COMMUNICATION SERVICES		667,226,293

CONSUMER DISCRETIONARY - 24.7%
Auto Components - 0.1%
BorgWarner, Inc.	136,600	3,902,662
Lear Corp.	35,500	3,466,575
		7,369,237
Automobiles - 2.9%
General Motors Co.	84,000	1,872,360
Tesla, Inc. (a)(e)	187,207	146,373,409
		148,245,769
Diversified Consumer Services - 0.1%
Afya Ltd.	109,552	2,381,660
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,600	1,097,876
		3,479,536
Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	70,189	1,151,085
Boyd Gaming Corp.	386,700	6,454,023
Chipotle Mexican Grill, Inc. (a)	7,842	6,889,589
Churchill Downs, Inc.	84,852	8,503,867
Darden Restaurants, Inc.	95,429	7,041,706
Eldorado Resorts, Inc. (a)	307,747	6,598,096
Evolution Gaming Group AB (f)	58,300	2,669,940
Extended Stay America, Inc. unit	500	5,435
Hilton Worldwide Holdings, Inc.	19,200	1,453,632
Las Vegas Sands Corp.	22,800	1,094,856
Marriott International, Inc. Class A	16,800	1,527,792
MGM Mirage, Inc.	226,600	3,813,678
Penn National Gaming, Inc. (a)	451,335	8,042,790
Planet Fitness, Inc. (a)	188,648	11,381,134
Shake Shack, Inc. Class A (a)(e)	63,530	3,463,020
Starbucks Corp.	504,339	38,697,931
Texas Roadhouse, Inc. Class A	141,300	6,653,817
Vail Resorts, Inc.	45,076	7,707,996
Wingstop, Inc.	28,200	3,307,014
		126,457,401
Household Durables - 0.4%
D.R. Horton, Inc.	43,700	2,063,514
Lennar Corp. Class A	90,000	4,506,300
Mohawk Industries, Inc. (a)	35,400	3,105,288
Sony Corp. sponsored ADR	77,900	5,005,075
Tempur Sealy International, Inc. (a)	68,300	3,671,125
		18,351,302
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	195,388	39,599,286
Amazon.com, Inc. (a)	166,980	413,108,522
Chewy, Inc.	13,700	592,388
Delivery Hero AG (a)(f)	34,400	2,902,687
Farfetch Ltd. Class A (a)	133,100	1,762,244
Fiverr International Ltd.	27,700	1,086,671
MercadoLibre, Inc. (a)	19,182	11,192,889
Ocado Group PLC (a)	133,963	2,707,215
Pinduoduo, Inc. ADR (a)	502,898	23,857,481
The Booking Holdings, Inc. (a)	15,612	23,114,659
The Honest Co., Inc. (a)(c)(d)	71,609	852,147
The RealReal, Inc. (e)	589,831	6,924,616
Wayfair LLC Class A (a)	156,788	19,447,984
		547,148,789
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	12,919	122,278
Callaway Golf Co.	89,400	1,280,208
Peloton Interactive, Inc.:
Class A (a)	17,700	557,550
Class B	377,252	11,883,438
Sturm, Ruger & Co., Inc.	5,100	271,320
		14,114,794
Multiline Retail - 0.5%
Dollar General Corp.	35,225	6,174,943
Dollar Tree, Inc. (a)	228,961	18,241,323
Ollie's Bargain Outlet Holdings, Inc. (a)	15,100	1,025,441
		25,441,707
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	63,500	504,825
Burlington Stores, Inc. (a)	52,803	9,646,580
Carvana Co. Class A (a)(e)	281,431	22,545,437
Dick's Sporting Goods, Inc.	75,300	2,213,067
Five Below, Inc. (a)	94,084	8,482,613
Floor & Decor Holdings, Inc. Class A (a)	282,340	11,971,216
Lowe's Companies, Inc.	427,506	44,781,254
RH (a)(e)	298,804	42,962,039
Ross Stores, Inc.	23,400	2,137,824
The Home Depot, Inc.	139,203	30,600,995
TJX Companies, Inc.	55,200	2,707,560
		178,553,410
Textiles, Apparel & Luxury Goods - 4.1%
adidas AG	26,495	6,065,568
Allbirds, Inc. (a)(c)(d)	40,405	330,513
Anta Sports Products Ltd.	58,000	493,930
Canada Goose Holdings, Inc. (a)(e)	48,100	1,148,636
Carter's, Inc.	13,800	1,079,160
Crocs, Inc. (a)	299,484	7,262,487
Deckers Outdoor Corp. (a)	48,795	7,258,744
lululemon athletica, Inc. (a)	567,174	126,752,046
LVMH Moet Hennessy Louis Vuitton SE	18,061	6,982,255
Moncler SpA	154,923	5,823,192
NIKE, Inc. Class B	407,413	35,518,265
PVH Corp.	95,020	4,677,835
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,785	867,521
Tory Burch LLC (a)(b)(c)(d)	106,817	5,290,646
VF Corp.	9,400	546,140
		210,096,938

TOTAL CONSUMER DISCRETIONARY		1,279,258,883

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	9,800	1,613,962
Monster Beverage Corp. (a)	25,600	1,582,336
		3,196,298
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	24,456	7,410,168
Kroger Co.	237,800	7,516,858
Performance Food Group Co. (a)	132,855	3,899,294
U.S. Foods Holding Corp. (a)	58,100	1,249,150
		20,075,470
Food Products - 0.0%
Freshpet, Inc. (a)	11,200	844,592
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	39,129	6,902,356
Herbalife Nutrition Ltd. (a)	95,100	3,551,985
		10,454,341
Tobacco - 0.4%
Altria Group, Inc.	530,884	20,837,197
JUUL Labs, Inc. Class B (a)(c)(d)	2,450	288,218
		21,125,415

TOTAL CONSUMER STAPLES		55,696,116

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd.	1,037,221	20,170,733
Scorpio Tankers, Inc. (e)	58,200	1,273,998
		21,444,731
FINANCIALS - 1.3%
Banks - 0.3%
Bank of America Corp.	310,095	7,457,785
Citigroup, Inc.	114,300	5,550,408
JPMorgan Chase & Co.	8,000	766,080
Kotak Mahindra Bank Ltd.	148,976	2,675,943
		16,450,216
Capital Markets - 0.4%
BlackRock, Inc. Class A	3,800	1,907,752
Goldman Sachs Group, Inc.	8,600	1,577,412
Lazard Ltd. Class A	19,300	530,750
London Stock Exchange Group PLC	34,321	3,223,027
Moody's Corp.	4,200	1,024,380
Morgan Stanley	54,600	2,152,878
MSCI, Inc.	25,355	8,291,085
		18,707,284
Consumer Finance - 0.3%
Ally Financial, Inc.	290,887	4,767,638
Capital One Financial Corp.	37,700	2,441,452
Discover Financial Services	70,300	3,020,791
LendingTree, Inc. (a)	4,600	1,147,102
Oportun Financial Corp. (a)	90,408	676,252
Synchrony Financial	169,500	3,354,405
		15,407,640
Diversified Financial Services - 0.0%
VectoIQ Acquisition Corp. (a)(e)	109,069	1,445,164
Insurance - 0.3%
American International Group, Inc.	20,200	513,686
eHealth, Inc. (a)	141,237	15,069,988
First American Financial Corp.	12,100	558,052
		16,141,726

TOTAL FINANCIALS		68,152,030

HEALTH CARE - 12.8%
Biotechnology - 5.2%
ACADIA Pharmaceuticals, Inc. (a)	138,157	6,674,365
Acceleron Pharma, Inc. (a)	85,920	7,778,338
Agios Pharmaceuticals, Inc. (a)	134,711	5,542,011
Aimmune Therapeutics, Inc. (a)(e)	141,182	2,417,036
Allakos, Inc. (a)(e)	23,230	1,527,605
Alnylam Pharmaceuticals, Inc. (a)	352,281	46,395,408
Arcutis Biotherapeutics, Inc. (a)	73,700	2,190,364
Argenx SE ADR (a)	16,037	2,349,260
Arrowhead Pharmaceuticals, Inc. (a)	32,700	1,125,861
Ascendis Pharma A/S sponsored ADR (a)	132,696	18,010,828
Aurinia Pharmaceuticals, Inc. (a)	110,900	1,911,916
BeiGene Ltd. (a)	148,600	1,812,339
BeiGene Ltd. ADR (a)	32,606	4,983,175
BioNTech SE ADR (a)	17,518	831,755
Black Diamond Therapeutics, Inc. (a)	32,300	1,196,392
bluebird bio, Inc. (a)(e)	69,178	3,727,311
Bridgebio Pharma, Inc. (e)	38,934	1,188,655
Cibus Corp. Series C (a)(b)(c)(d)	1,125,194	1,710,295
Coherus BioSciences, Inc. (a)(e)	169,670	2,816,522
Crinetics Pharmaceuticals, Inc. (a)	81,548	1,360,221
CytomX Therapeutics, Inc. (a)(f)	137,854	1,422,653
FibroGen, Inc. (a)	84,686	3,124,067
Global Blood Therapeutics, Inc. (a)	154,295	11,806,653
Immunomedics, Inc. (a)	36,900	1,121,022
Intercept Pharmaceuticals, Inc. (a)	112,992	9,256,305
Ionis Pharmaceuticals, Inc. (a)	72,666	4,035,143
Karuna Therapeutics, Inc. (a)	40,000	3,323,200
Mirati Therapeutics, Inc. (a)	11,900	1,011,976
Morphic Holding, Inc.	43,594	593,314
Neurocrine Biosciences, Inc. (a)	95,488	9,371,192
Passage Bio, Inc.	35,100	580,905
Principia Biopharma, Inc. (a)	44,107	2,742,573
Regeneron Pharmaceuticals, Inc. (a)	75,500	39,703,940
Revolution Medicines, Inc.	16,000	500,320
Sage Therapeutics, Inc. (a)	169,867	6,621,416
Sarepta Therapeutics, Inc. (a)	83,936	9,894,376
Seattle Genetics, Inc. (a)	22,200	3,046,506
Turning Point Therapeutics, Inc.	109,349	5,632,567
Vertex Pharmaceuticals, Inc. (a)	104,162	26,165,494
Xencor, Inc. (a)	114,918	3,359,053
Zai Lab Ltd. ADR (a)	129,964	8,151,342
		267,013,674
Health Care Equipment & Supplies - 2.7%
Axonics Modulation Technologies, Inc. (a)(e)	112,320	3,617,827
Becton, Dickinson & Co.	16,400	4,141,492
Boston Scientific Corp. (a)	609,349	22,838,401
DexCom, Inc. (a)	70,315	23,569,588
Insulet Corp. (a)	89,098	17,794,653
Intuitive Surgical, Inc. (a)	77,846	39,769,964
Masimo Corp. (a)	32,200	6,887,902
Nevro Corp. (a)	13,000	1,529,320
Novocure Ltd. (a)	62,207	4,093,221
Shockwave Medical, Inc. (a)	171,533	6,881,904
Tandem Diabetes Care, Inc. (a)	116,817	9,319,660
		140,443,932
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	62,859	1,550,732
Alignment Healthcare Partners unit (c)(d)	54,574	824,166
Cigna Corp.	64,800	12,686,544
Guardant Health, Inc. (a)	62,280	4,793,069
Humana, Inc.	38,909	14,856,234
UnitedHealth Group, Inc.	310,728	90,878,618
		125,589,363
Health Care Technology - 0.0%
Phreesia, Inc.	37,900	962,281
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	53,733	4,291,655
IQVIA Holdings, Inc. (a)	27,446	3,913,525
Thermo Fisher Scientific, Inc.	37,138	12,429,346
		20,634,526
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	414,035	21,645,750
Axsome Therapeutics, Inc. (a)(e)	13,300	1,263,899
Bristol-Myers Squibb Co.	473,463	28,791,285
Chiasma, Inc. warrants 12/16/24 (a)	23,784	31,446
Eli Lilly & Co.	107,900	16,685,656
Hansoh Pharmaceutical Group Co. Ltd. (f)	608,000	2,347,656
Horizon Pharma PLC (a)	110,899	3,996,800
Intra-Cellular Therapies, Inc. (a)	90,800	1,604,436
MyoKardia, Inc. (a)	25,655	1,611,647
Nektar Therapeutics (a)	166,951	3,205,459
OptiNose, Inc. (a)	244,379	987,291
Roche Holding AG (participation certificate)	16,981	5,880,476
Sanofi SA sponsored ADR	31,700	1,484,511
Zoetis, Inc. Class A	162,079	20,958,435
		110,494,747

TOTAL HEALTH CARE		665,138,523

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	1,300	505,778
Northrop Grumman Corp.	21,281	7,036,988
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	4,994,660
Class C (a)(c)(d)	686	150,920
		12,688,346
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	41,600	2,776,384
Airlines - 0.3%
Delta Air Lines, Inc.	53,900	1,396,549
JetBlue Airways Corp. (a)	145,300	1,415,222
Southwest Airlines Co.	89,700	2,803,125
Spirit Airlines, Inc. (a)	416,240	6,251,925
United Airlines Holdings, Inc. (a)	47,300	1,399,134
		13,265,955
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	33,200	1,600,240
Commercial Services & Supplies - 0.2%
Cintas Corp.	14,900	3,305,267
Copart, Inc. (a)	18,500	1,482,035
HomeServe PLC	302,999	4,255,144
KAR Auction Services, Inc.	80,600	1,207,388
		10,249,834
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	180,407	5,881,268
Electrical Equipment - 0.1%
Sensata Technologies, Inc. PLC (a)	79,600	2,895,848
Industrial Conglomerates - 0.9%
General Electric Co.	6,752,938	45,919,978
Professional Services - 0.2%
Equifax, Inc.	72,687	10,096,224
Road & Rail - 4.4%
Knight-Swift Transportation Holdings, Inc. Class A	275,852	10,256,177
Lyft, Inc. (a)(e)	3,159,340	103,721,132
Uber Technologies, Inc.	3,807,275	115,246,214
		229,223,523

TOTAL INDUSTRIALS		334,597,600

INFORMATION TECHNOLOGY - 36.3%
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	359,800	3,511,648
FLIR Systems, Inc.	88,100	3,823,540
II-VI, Inc. (a)(e)	354,700	12,208,774
Jabil, Inc.	302,800	8,611,632
		28,155,594
IT Services - 6.2%
Akamai Technologies, Inc. (a)	84,224	8,229,527
Alliance Data Systems Corp.	94,400	4,726,608
Black Knight, Inc. (a)	73,838	5,210,748
Endava PLC ADR (a)	67,124	2,938,017
Fiserv, Inc. (a)	27,271	2,810,549
MasterCard, Inc. Class A	282,381	77,646,304
MongoDB, Inc. Class A (a)	37,680	6,109,058
PayPal Holdings, Inc. (a)	207,462	25,517,826
Riskified Ltd. (c)(d)	3,218	595,539
Riskified Ltd. warrants (a)(c)(d)	692	1
Shopify, Inc. Class A (a)	84,014	53,281,999
Square, Inc. (a)	100,500	6,546,570
Twilio, Inc. Class A (a)	162,470	18,245,381
Visa, Inc. Class A	616,321	110,148,889
		322,007,016
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (a)	698,852	36,612,856
Cirrus Logic, Inc. (a)	64,100	4,845,960
Enphase Energy, Inc. (a)	84,400	3,952,452
Inphi Corp. (a)	11,300	1,090,902
Lam Research Corp.	63,199	16,133,441
Marvell Technology Group Ltd. (e)	5,864,779	156,824,190
Micron Technology, Inc. (a)	1,072,906	51,381,468
NVIDIA Corp.	477,199	139,475,724
NXP Semiconductors NV	619,035	61,637,315
Qualcomm, Inc.	578,008	45,471,889
SolarEdge Technologies, Inc. (a)(e)	54,700	6,103,973
STMicroelectronics NV (NY Shares) unit (e)	246,600	6,305,562
Synaptics, Inc. (a)	33,400	2,184,026
Universal Display Corp.	48,373	7,261,755
		539,281,513
Software - 12.7%
Adobe, Inc. (a)	208,071	73,582,228
Atom Tickets LLC (a)(b)(c)(d)	344,068	347,509
Avalara, Inc. (a)	31,900	2,850,903
Cloudflare, Inc. (a)	406,580	9,579,025
Coupa Software, Inc. (a)	36,814	6,482,577
Crowdstrike Holdings, Inc.	67,200	4,546,752
Elastic NV (a)	121,650	7,802,631
Fair Isaac Corp. (a)	11,000	3,882,340
HubSpot, Inc. (a)	44,192	7,452,097
Lightspeed POS, Inc. (a)	252,733	4,787,937
Microsoft Corp.	1,965,900	352,308,939
Palo Alto Networks, Inc. (a)	2,700	530,577
Paycom Software, Inc. (a)	26,535	6,926,166
RingCentral, Inc. (a)	56,239	12,852,299
Salesforce.com, Inc. (a)	721,670	116,874,457
ServiceNow, Inc. (a)	47,823	16,811,697
Snowflake Computing, Inc. Class B (c)(d)	4,224	163,764
Tanium, Inc. Class B (a)(c)(d)	151,000	1,774,250
The Trade Desk, Inc. (a)(e)	43,105	12,611,661
Workday, Inc. Class A (a)	61,180	9,415,602
Zendesk, Inc. (a)	14,900	1,145,512
Zoom Video Communications, Inc. Class A	24,800	3,352,216
		656,081,139
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	1,112,634	326,891,869
Pure Storage, Inc. Class A (a)	81,500	1,173,600
Western Digital Corp.	225,576	10,394,542
		338,460,011

TOTAL INFORMATION TECHNOLOGY		1,883,985,273

MATERIALS - 0.2%
Chemicals - 0.2%
The Chemours Co. LLC	848,307	9,950,641
Metals & Mining - 0.0%
First Quantum Minerals Ltd.	189,600	1,157,800
Lundin Mining Corp.	229,700	1,125,438
		2,283,238

TOTAL MATERIALS		12,233,879

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Ant International Co. Ltd. Class C (a)(c)(d)	1,065,661	7,907,205
Equinix, Inc.	4,700	3,173,440
Prologis, Inc.	5,800	517,534
		11,598,179
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(e)	217,881	4,603,826

TOTAL REAL ESTATE		16,202,005

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	13,293	3,072,278
TOTAL COMMON STOCKS
(Cost $2,547,588,472)		5,007,007,611

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(d)	32,826	4,548,699
Neutron Holdings, Inc. Series C (a)(c)(d)	12,405,800	1,984,928
Topgolf International, Inc. Series F (a)(c)(d)	106,191	970,586
		7,504,213
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc. Series B (a)(c)(d)	129,280	3,949,504
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	6,457,913
Series D (a)(c)(d)	27,712	1,268,101
Series E (a)(c)(d)	143,059	2,803,956
		14,479,474
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	15,945	130,430
Series B (a)(c)(d)	2,800	22,904
Series C (a)(c)(d)	26,775	219,020
Series Seed (a)(c)(d)	8,575	70,144
		442,498
TOTAL CONSUMER DISCRETIONARY		22,426,185
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.2%
Blink Health LLC Series C (c)(d)	19,765	783,682
Sweetgreen, Inc. Series H (a)(c)(d)	725,140	9,803,893
		10,587,575
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	266,499	1,687,925
Tobacco - 1.5%
JUUL Labs, Inc.:
Series C (a)(c)(d)	660,029	77,645,812
Series D (a)(c)(d)	5,110	601,140
		78,246,952
TOTAL CONSUMER STAPLES		90,522,452
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	195,114	3,188,163
Generation Bio:
Series B (a)(c)(d)	110,000	667,700
Series C (c)(d)	93,200	497,688
Immunocore Ltd. Series A (a)(c)(d)	4,035	488,846
		4,842,397
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	813,618	4,743,393
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(d)	1,069	426,595
TOTAL HEALTH CARE		10,012,385
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	9,383,000
Series H (a)(c)(d)	6,348	1,396,560
		10,779,560
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	253,888	766,742
TOTAL INDUSTRIALS		11,546,302
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	34,750	4,593,603
Starry, Inc. Series C (a)(c)(d)	1,477,502	1,861,653
		6,455,256
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	307,049	9,617
Riskified Ltd. Series E (c)(d)	3,300	610,715
		620,332
Software - 0.4%
ACV Auctions, Inc. Series E (c)(d)	191,408	891,961
Compass, Inc. Series E (a)(c)(d)	13,605	1,385,669
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,900,776
Delphix Corp. Series D (a)(c)(d)	242,876	1,233,810
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	9
Malwarebytes Corp. Series B (a)(c)(d)	329,349	5,542,944
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	6,550,151
		17,505,320
TOTAL INFORMATION TECHNOLOGY		24,580,908

TOTAL CONVERTIBLE PREFERRED STOCKS		159,088,232

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	9,636	3,845,342
TOTAL PREFERRED STOCKS
(Cost $72,234,194)		162,933,574

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.16% (g)	12,134,521	12,138,161
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	216,476,217	216,497,864
TOTAL MONEY MARKET FUNDS
(Cost $228,635,996)		228,636,025
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $2,848,458,662)		5,398,577,210
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(212,880,525)
NET ASSETS - 100%		$5,185,696,685

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $192,923,386 or 3.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,342,936 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
ACV Auctions, Inc. Series E	11/6/19	$1,058,525
Agbiome LLC Series C	6/29/18	$1,687,925
Alignment Healthcare Partners unit	2/28/20	$661,361
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Allbirds, Inc. Series Seed	10/9/18	$94,043
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$2,064,125
Blink Health LLC Series C	11/7/19	$754,549
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cibus Corp. Series C	2/16/18 - 5/10/19	$2,024,547
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Generation Bio Series B	2/21/18	$1,006,027
Generation Bio Series C	1/9/20	$521,118
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$4,613,294
Mulberry Health, Inc. Series A-8	1/20/16	$5,495,786
Neutron Holdings, Inc. Series C	7/3/18	$2,268,276
Reddit, Inc. Series B	7/26/17	$1,835,324
Riskified Ltd.	12/20/19 - 4/15/20	$727,408
Riskified Ltd. Series E	10/28/19	$784,938
Riskified Ltd. warrants	10/28/19	$1
Snowflake Computing, Inc. Class B	3/19/20	$163,834
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,746,118
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$6,002,909
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$265,911
Fidelity Securities Lending Cash Central Fund	1,743,099
Total	$2,009,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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